UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eton Park Capital Management, L.P.
Address: 399 Park Avenue, 10th Floor
         New York, NY  10022

13F File Number:  028-11170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marcy Engel
Title:     Chief Operating Officer
Phone:     212-756-5390

Signature, Place, and Date of Signing:

 /s/ Marcy Engel     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $4,868,924 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANCESTRY COM INC               COM              032803108    15178   504600 SH       SOLE                   504600        0
APPLE INC                      COM              037833100   166815   250000 SH       SOLE                   250000        0
AT&T INC                       COM              00206R102    16494   437500 SH       SOLE                   437500        0
AUTODESK INC                   COM              052769106   100110  3000000 SH       SOLE                  3000000        0
BARCLAYS BK PLC                IPATH S&P MT ETN 06740C519    50805  1500000 SH  PUT  SOLE                  1500000        0
BEST BUY INC                   COM              086516101    25785  1500000 SH  PUT  SOLE                  1500000        0
CHESAPEAKE ENERGY CORP         COM              165167107    37740  2000000 SH  CALL SOLE                  2000000        0
CIT GROUP INC                  COM NEW          125581801     5830   148000 SH       SOLE                   148000        0
CITIGROUP INC                  *W EXP 01/04/201 172967226    25128 67912210 SH       SOLE                 67912210        0
CITIGROUP INC                  *W EXP 10/28/201 172967234     1729 34507284 SH       SOLE                 34507284        0
CITIGROUP INC                  COM NEW          172967424   204500  6250000 SH  CALL SOLE                  6250000        0
COMCAST CORP NEW               CL A SPL         20030N200    82392  2367596 SH       SOLE                  2367596        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    40426  1208550 SH       SOLE                  1208550        0
CYTEC INDS INC                 COM              232820100    73559  1122700 SH       SOLE                  1122700        0
DOLLAR GEN CORP NEW            COM              256677105   257700  5000000 SH       SOLE                  5000000        0
DORAL FINL CORP                COM NEW          25811P886     5972  6348752 SH       SOLE                  6348752        0
EBAY INC                       COM              278642103   193640  4000000 SH       SOLE                  4000000        0
E-COMMERCE CHINA DANGDANG IN   SPN ADS COM A    26833A105    10788  2285691 SH       SOLE                  2285691        0
ELAN PLC                       ADR              284131208    10720  1000000 SH       SOLE                  1000000        0
FLUOR CORP NEW                 COM              343412102    42210   750000 SH  PUT  SOLE                   750000        0
HUNTINGTON INGALLS INDS INC    COM              446413106    73970  1759100 SH       SOLE                  1759100        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119    19723  5651198 SH       SOLE                  5651198        0
LIBERTY GLOBAL INC             COM SER A        530555101   150125  2471200 SH       SOLE                  2471200        0
LIBERTY GLOBAL INC             COM SER A        530555101   151875  2500000 SH  CALL SOLE                  2500000        0
LIBERTY GLOBAL INC             COM SER C        530555309   123887  2195800 SH       SOLE                  2195800        0
LIBERTY INTERACTIVE CORP       INT COM SER A    53071M104    60317  3260400 SH       SOLE                  3260400        0
LIBERTY INTERACTIVE CORP       LBT VENT COM A   53071M880    52768  1063020 SH       SOLE                  1063020        0
LIBERTY INTERACTIVE CORP       RIGHT 99/99/9999 53071M112      736    54340 SH       SOLE                    54340        0
MASCO CORP                     COM              574599106    60200  4000000 SH  PUT  SOLE                  4000000        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309    86540  2000000 SH       SOLE                  2000000        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    78335  2330700 SH       SOLE                  2330700        0
MORGAN STANLEY                 COM NEW          617446448   259470 15500000 SH  CALL SOLE                 15500000        0
MSCI INC                       COM              55354G100   178950  5000000 SH       SOLE                  5000000        0
NEWS CORP                      CL A             65248E104   466070 19000000 SH       SOLE                 19000000        0
NEWS CORP                      CL A             65248E104   318890 13000000 SH  CALL SOLE                 13000000        0
NEXEN INC                      COM              65334H102   170716  6737000 SH       SOLE                  6737000        0
NIELSEN HOLDINGS N V           COM              N63218106   239840  8000000 SH       SOLE                  8000000        0
PACIFIC DRILLING SA LUXEMBOU   REG SHS          L7257P106    36590  3670000 SH       SOLE                  3670000        0
PAMPA ENERGIA S A              SPONS ADR LVL I  697660207    14090  3818540 SH       SOLE                  3818540        0
RALPH LAUREN CORP              CL A             751212101    37808   250000 SH       SOLE                   250000        0
TEEKAY CORPORATION             COM              Y8564W103   156000  5000000 SH  CALL SOLE                  5000000        0
VALE S A                       ADR              91912E105    17900  1000000 SH  CALL SOLE                  1000000        0
VERIZON COMMUNICATIONS INC     COM              92343V104    45855  1006250 SH       SOLE                  1006250        0
VIACOM INC NEW                 CL B             92553P201   200963  3750000 SH       SOLE                  3750000        0
VIACOM INC NEW                 CL B             92553P201   321540  6000000 SH  CALL SOLE                  6000000        0
VISTEON CORP                   COM NEW          92839U206    39725   893500 SH       SOLE                   893500        0
WAL-MART STORES INC            COM              931142103    38745   525000 SH       SOLE                   525000        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100    99775  7675000 SH       SOLE                  7675000        0